UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Fund

10/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09

Issuer	Shares/Par		Value ($)
Bonds – 88.1%
Aerospace – 1.3%
Bombardier, Inc., 6.3%, 2014 (n)		$3,710,000	$3,635,800
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		5,403,000	4,200,832
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)		1,295,000	1,285,288
Vought Aircraft Industries, Inc., 8%, 2011		3,270,000	3,261,825

			$12,383,745

Airlines – 1.8%
American Airlines Pass-Through Trust, 6.817%, 2012		$3,745,000	$3,576,475
American Airlines Pass-Through Trust, 10.375%, 2019		1,655,000	1,832,912
AMR Corp., 7.858%, 2011		2,300,000	2,288,500
Continental Airlines, Inc., 7.339%, 2014		5,719,000	5,147,100
Continental Airlines, Inc., 6.9%, 2017		793,322	745,722
Continental Airlines, Inc., 6.748%, 2017		1,152,807	1,043,290
Delta Air Lines, Inc., 7.111%, 2011		2,425,000	2,394,687

			$17,028,686

Apparel Manufacturers – 0.2%
Levi Strauss & Co., 9.75%, 2015		$1,880,000	$1,964,600

Asset Backed & Securitized – 3.4%
Airlie Ltd., CDO, FRN, 2.189%, 2011 (a)(z)		$2,439,191	$926,893
Anthracite Ltd., CDO, 6%, 2037 (z)		5,148,000	360,360
Babson Ltd., CLO, “D”, FRN, 1.784%, 2018 (n)		2,385,000	1,025,550
Banc of America Commercial Mortgage, Inc., 5.772%, 2017		7,059,721	5,294,453
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017		1,843,262	1,435,657
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		2,948,120	700,062
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		1,967,534	1,426,302
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (p)(z)		1,045,679	20,914
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.582%, 2050 (z)		610,000	12,200
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.782%, 2050 (z)		1,890,000	37,800
Falcon Franchise Loan LLC, FRN, 3.895%, 2025 (i)(z)		11,104,213	817,270
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		2,000,000	1,317,315
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		3,723,359	2,630,961
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		2,285,000	773,191
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.822%, 2030 (i)		11,196,333	370,274
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050		2,285,000	765,303
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		5,320,927	4,194,198
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		1,366,000	967,062
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		3,115,000	2,622,135
Morgan Stanley Capital I, Inc., 1.261%, 2039 (i)(z)		20,779,324	623,380
TIERS Beach Street Synthetic, CLO, FRN, 6.787%, 2011 (z)		2,750,000	1,725,900
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047		1,738,692	282,377
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		5,334,564	3,597,366
Wachovia Credit, CDO, FRN, 1.635%, 2026 (z)		1,320,000	52,800

			$31,979,723

Automotive – 3.2%
Accuride Corp., 8.5%, 2015 (d)		$1,380,000	$1,021,200
Allison Transmission, Inc., 11%, 2015 (n)		5,350,000	5,457,000
Allison Transmission, Inc., 11.25%, 2015 (n)(p)		1,830,000	1,811,700
FCE Bank PLC, 7.125%, 2012	EUR	4,600,000	6,498,806
Ford Motor Credit Co. LLC, 9.75%, 2010		$1,324,000	1,357,273
Ford Motor Credit Co. LLC, 12%, 2015		7,778,000	8,759,342
Goodyear Tire & Rubber Co., 9%, 2015		2,440,000	2,513,200
Goodyear Tire & Rubber Co., 10.5%, 2016		1,985,000	2,148,762

			$29,567,283

Broadcasting – 4.3%
Allbritton Communications Co., 7.75%, 2012		$5,725,000	$5,410,125

1

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	$4,635,475	$1,482,483
Canwest Mediaworks, Inc., 9.25%, 2015 (d)(n)	2,890,000	578,000
Clear Channel Communications, Inc., 10.75%, 2016	1,385,000	747,900
Intelsat Jackson Holdings Ltd., 9.5%, 2016	7,695,000	8,079,750
Lamar Media Corp., 6.625%, 2015	3,830,000	3,657,650
Lamar Media Corp., “C”, 6.625%, 2015	1,485,000	1,403,325
LBI Media, Inc., 8.5%, 2017 (z)	1,450,000	1,016,812
LIN TV Corp., 6.5%, 2013	3,220,000	3,018,750
Local TV Finance LLC, 9.25%, 2015 (p)(z)	5,171,250	1,623,198
Newport Television LLC, 13%, 2017 (n)(p)	4,536,531	1,502,883
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	4,016,798	2,690,306
Nexstar Broadcasting Group, Inc., 7%, 2014	1,328,000	893,080
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,516,900
Univision Communications, Inc., 12%, 2014 (n)	1,540,000	1,665,125
Univision Communications, Inc., 10.5%, 2015 (n)(p)	6,036,087	4,591,702
Young Broadcasting, Inc., 8.75%, 2014 (d)	1,640,000	16,400

		$39,894,389

Brokerage & Asset Managers – 0.6%
Janus Capital Group, Inc., 6.95%, 2017	$4,410,000	$4,192,150
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,555,000	1,376,175

		$5,568,325

Building – 2.1%
Associated Materials LLC, 9.875%, 2016 (z)	$515,000	$527,875
Associated Materials, Inc., 9.75%, 2012	1,860,000	1,897,200
Associated Materials, Inc., 11.25%, 2014	2,360,000	2,171,200
Building Materials Corp. of America, 7.75%, 2014	3,275,000	3,225,875
Nortek, Inc., 10%, 2013	3,815,000	3,862,688
Nortek, Inc., 8.5%, 2014 (d)	2,000,000	1,445,000
Owens Corning, 9%, 2019	3,510,000	3,807,953
Ply Gem Industries, Inc., 11.75%, 2013	2,660,000	2,493,750
USG Corp., 9.75%, 2014 (n)	555,000	582,750

		$20,014,291

Business Services – 2.7%
First Data Corp., 9.875%, 2015	$6,905,000	$6,369,862
First Data Corp., 11.25%, 2016	2,695,000	2,425,500
Iron Mountain, Inc., 6.625%, 2016	3,045,000	2,976,487
Iron Mountain, Inc., 8.375%, 2021	1,790,000	1,852,650
SunGard Data Systems, Inc., 9.125%, 2013	3,970,000	4,039,475
SunGard Data Systems, Inc., 10.25%, 2015	5,078,000	5,236,688
Terremark Worldwide, Inc., 12%, 2017 (n)	2,000,000	2,210,000

		$25,110,662

Cable TV – 3.4%
CCO Holdings LLC, 8.75%, 2013	$6,625,000	$6,675,838
Charter Communications Holdings LLC, 8.375%, 2014 (n)	2,255,000	2,294,462
Charter Communications Holdings LLC, 12.875%, 2014 (n)	2,725,000	3,011,125
CSC Holdings, Inc., 6.75%, 2012	456,000	474,240
CSC Holdings, Inc., 8.5%, 2014 (n)	4,275,000	4,515,469
DIRECTV Holdings LLC, 7.625%, 2016	3,855,000	4,182,675
Mediacom LLC, 9.125%, 2019 (n)	1,560,000	1,610,700
Videotron LTEE, 6.875%, 2014	1,860,000	1,860,000
Virgin Media Finance PLC, 9.125%, 2016	4,528,000	4,663,840
Virgin Media Finance PLC, 9.5%, 2016	1,900,000	2,009,250

		$31,297,599

2

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 2.9%
Dow Chemical Co., 8.55%, 2019	$2,375,000	$2,711,355
Huntsman International LLC, 5.5%, 2016 (n)	2,115,000	1,829,475
Innophos Holdings, Inc., 8.875%, 2014	4,315,000	4,358,150
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	5,560,000	5,560,000
Lumena Resources Corp., 12%, 2014 (z)	4,657,000	4,284,440
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	3,765,000	3,934,425
Momentive Performance Materials, Inc., 11.5%, 2016	1,785,000	1,338,750
Nalco Co., 7.75%, 2011	16,000	16,020
Nalco Co., 8.875%, 2013	2,090,000	2,152,700
NOVA Chemicals Corp., 8.375%, 2016 (n)	1,295,000	1,301,475

		$27,486,790

Construction – 0.2%
Lennar Corp., 12.25%, 2017	$1,285,000	$1,542,000

Consumer Products – 0.8%
ACCO Brands Corp., 10.625%, 2015 (n)	$395,000	$422,650
ACCO Brands Corp., 7.625%, 2015	1,275,000	1,153,875
Jarden Corp., 7.5%, 2017	3,450,000	3,398,250
Visant Holding Corp., 8.75%, 2013	2,170,000	2,218,825

		$7,193,600

Consumer Services – 2.2%
Corrections Corp. of America, 6.25%, 2013	$2,330,000	$2,318,350
Corrections Corp. of America, 7.75%, 2017	1,400,000	1,442,000
KAR Holdings, Inc., 10%, 2015	2,400,000	2,460,000
KAR Holdings, Inc., FRN, 4.483%, 2014	1,660,000	1,523,050
Service Corp. International, 7.375%, 2014	2,670,000	2,670,000
Service Corp. International, 7%, 2017	6,380,000	6,220,500
Ticketmaster Entertainment, Inc., 10.75%, 2016	3,885,000	4,001,550

		$20,635,450

Containers – 1.6%
Crown Americas LLC, 7.625%, 2013	$3,075,000	$3,151,875
Graham Packaging Holdings Co., 9.875%, 2014	4,840,000	4,936,800
Greif, Inc., 6.75%, 2017	3,415,000	3,346,700
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,830,000	1,866,600
Reynolds Group, 7.75%, 2016 (z)	1,260,000	1,253,700

		$14,555,675

Defense Electronics – 0.5%
L-3 Communications Corp., 6.125%, 2014	$4,685,000	$4,638,150

Electronics – 1.0%
Avago Technologies Ltd., 11.875%, 2015	$2,260,000	$2,474,700
Flextronics International Ltd., 6.25%, 2014	925,000	906,500
Freescale Semiconductor, Inc., 8.875%, 2014	3,285,000	2,669,062
Jabil Circuit, Inc., 7.75%, 2016	2,740,000	2,842,750

		$8,893,012

Emerging Market Sovereign – 0.1%
Republic of Argentina, FRN, 0.943%, 2012	$1,291,763	$1,081,977

Energy - Independent – 7.1%
Chaparral Energy, Inc., 8.875%, 2017	$3,465,000	$3,040,537
Chesapeake Energy Corp., 7%, 2014	1,245,000	1,254,337
Chesapeake Energy Corp., 9.5%, 2015	1,830,000	1,980,975
Chesapeake Energy Corp., 6.375%, 2015	3,885,000	3,700,462
Forest Oil Corp., 8.5%, 2014 (n)	595,000	603,925
Forest Oil Corp., 7.25%, 2019	2,495,000	2,326,587
Hilcorp Energy I LP, 9%, 2016 (n)	6,060,000	6,060,000

3

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Mariner Energy, Inc., 8%, 2017	$2,875,000	$2,702,500
McMoRan Exploration Co., 11.875%, 2014	1,825,000	1,838,687
Newfield Exploration Co., 6.625%, 2014	2,080,000	2,054,000
Newfield Exploration Co., 6.625%, 2016	1,070,000	1,053,950
OPTI Canada, Inc., 8.25%, 2014	3,020,000	2,370,700
Penn Virginia Corp., 10.375%, 2016	5,160,000	5,547,000
Petrohawk Energy Corp., 10.5%, 2014	2,230,000	2,430,700
Pioneer National Resource Co., 6.875%, 2018	2,900,000	2,773,296
Plains Exploration & Production Co., 7%, 2017	6,195,000	5,885,250
Quicksilver Resources, Inc., 8.25%, 2015	4,415,000	4,315,663
Quicksilver Resources, Inc., 7.125%, 2016	2,475,000	2,221,313
Range Resources Corp., 8%, 2019	4,375,000	4,539,063
SandRidge Energy, Inc., 9.875%, 2016 (n)	895,000	957,650
SandRidge Energy, Inc., 8%, 2018 (n)	5,405,000	5,350,950
Southwestern Energy Co., 7.5%, 2018	2,905,000	2,984,888

		$65,992,433

Entertainment – 0.8%
AMC Entertainment, Inc., 11%, 2016	$2,935,000	$3,081,750
AMC Entertainment, Inc., 8.75%, 2019	2,575,000	2,639,375
Cinemark USA, Inc., 8.625%, 2019 (n)	1,345,000	1,392,075
Universal City Development Partners Ltd., 8.875%, 2015 (z)	765,000	757,350

		$7,870,550

Financial Institutions – 2.1%
GMAC LLC, 6.875%, 2011 (n)	$7,473,000	$7,174,080
GMAC LLC, 7%, 2012 (n)	1,745,000	1,666,475
GMAC LLC, 6.75%, 2014 (n)	6,260,000	5,680,950
GMAC LLC, 8%, 2031 (n)	2,528,000	2,161,440
International Lease Finance Corp., 5.625%, 2013	3,450,000	2,620,692

		$19,303,637

Food & Beverages – 1.9%
ARAMARK Corp., 8.5%, 2015	$2,151,000	$2,172,510
B&G Foods, Inc., 8%, 2011	3,570,000	3,623,550
Dean Foods Co., 7%, 2016	3,190,000	3,094,300
Del Monte Corp., 6.75%, 2015	3,920,000	3,910,200
Michael Foods, Inc., 8%, 2013	3,105,000	3,159,338
Pinnacle Foods Finance LLC, 9.25%, 2015	2,140,000	2,161,400

		$18,121,298

Forest & Paper Products – 2.0%
Buckeye Technologies, Inc., 8.5%, 2013	$4,180,000	$4,263,600
Fibria Overseas Finance, 9.25%, 2019 (z)	691,000	724,168
Georgia-Pacific Corp., 7.125%, 2017 (n)	3,480,000	3,514,800
Georgia-Pacific Corp., 8%, 2024	1,490,000	1,504,900
Graphic Packaging International Corp., 9.5%, 2013	2,705,000	2,776,006
Jefferson Smurfit Corp., 8.25%, 2012 (d)	1,800,000	1,386,000
JSG Funding PLC, 7.75%, 2015	615,000	565,800
Millar Western Forest Products Ltd., 7.75%, 2013	4,885,000	3,566,050
Smurfit-Stone Container Corp., 8%, 2017 (d)	965,000	743,050

		$19,044,374

Gaming & Lodging – 6.1%
Ameristar Casinos, Inc., 9.25%, 2014 (n)	$1,380,000	$1,435,200
Boyd Gaming Corp., 6.75%, 2014	5,335,000	4,828,175
Firekeepers Development Authority, 13.875%, 2015 (n)	1,450,000	1,566,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)	3,300,000	115,500
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)	3,715,000	3,789,300

4

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Harrah’s Operating Co., Inc., 10%, 2018 (n)		$571,000	$433,960
Harrah’s Operating Co., Inc., 10%, 2018 (n)		8,161,000	6,202,360
Host Hotels & Resorts, Inc., 7.125%, 2013		1,155,000	1,149,225
Host Hotels & Resorts, Inc., 6.75%, 2016		2,170,000	2,066,925
Host Hotels & Resorts, Inc., 9%, 2017 (n)		2,455,000	2,626,850
MGM Mirage, 6.75%, 2013		4,555,000	3,757,875
MGM Mirage, 10.375%, 2014 (n)		1,520,000	1,618,800
MGM Mirage, 7.5%, 2016		2,735,000	2,092,275
MGM Mirage, 11.125%, 2017 (n)		1,280,000	1,408,000
MGM Mirage, 11.375%, 2018 (z)		400,000	360,000
Penn National Gaming, Inc., 8.75%, 2019 (n)		2,915,000	2,849,413
Pinnacle Entertainment, Inc., 7.5%, 2015		6,040,000	5,436,000
Royal Caribbean Cruises Ltd., 7%, 2013		2,105,000	2,031,325
Royal Caribbean Cruises Ltd., 11.875%, 2015		3,765,000	4,226,213
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		675,000	702,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,565,000	1,506,313
Station Casinos, Inc., 6%, 2012 (d)		4,027,000	911,109
Station Casinos, Inc., 6.5%, 2014 (d)		6,495,000	259,800
Station Casinos, Inc., 6.875%, 2016 (d)		7,690,000	307,600
Station Casinos, Inc., 7.75%, 2016 (d)		1,413,000	342,653
Wyndham Worldwide Corp., 6%, 2016		4,850,000	4,415,251

			$56,438,122

Industrial – 1.0%
Baldor Electric Co., 8.625%, 2017		$3,660,000	$3,769,800
JohnsonDiversey, Inc., 9.625%, 2012	EUR	1,405,000	2,093,514
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$3,065,000	3,110,975

			$8,974,289

Insurance – 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,305,000	$1,682,650

Insurance - Property & Casualty – 0.7%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$3,440,000	$3,612,000
USI Holdings Corp., 9.75%, 2015 (z)		3,165,000	2,816,850

			$6,428,850

Machinery & Tools – 0.6%
Case New Holland, Inc., 7.125%, 2014		$1,975,000	$1,955,250
Rental Service Corp., 9.5%, 2014		3,625,000	3,579,688

			$5,534,938

Major Banks – 1.5%
Bank of America Corp., 8% to 2018, FRN to 2049		$7,780,000	$6,996,398
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		6,505,000	6,540,973

			$13,537,371

Medical & Health Technology & Services – 6.7%
Biomet, Inc., 10%, 2017		$2,740,000	$2,962,625
Biomet, Inc., 11.625%, 2017		2,645,000	2,899,581
Community Health Systems, Inc., 8.875%, 2015		7,585,000	7,812,550
Cooper Cos., Inc., 7.125%, 2015		2,045,000	1,983,650
DaVita, Inc., 6.625%, 2013		1,454,000	1,432,190
DaVita, Inc., 7.25%, 2015		3,720,000	3,673,500
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		2,540,000	2,794,000
HCA, Inc., 6.375%, 2015		4,325,000	4,043,875
HCA, Inc., 9.25%, 2016		14,535,000	15,189,075
HCA, Inc., 8.5%, 2019 (n)		2,055,000	2,178,300
Psychiatric Solutions, Inc., 7.75%, 2015 (n)		950,000	912,000
Psychiatric Solutions, Inc., 7.75%, 2015		3,185,000	3,137,225

5

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
U.S. Oncology, Inc., 10.75%, 2014	$5,130,000	$5,360,850
Universal Hospital Services, Inc., 8.5%, 2015 (p)	3,330,000	3,296,700
Universal Hospital Services, Inc., FRN, 4.635%, 2015	1,015,000	852,600
VWR Funding, Inc., 11.25%, 2015 (p)	4,730,000	4,261,434

		$62,790,155

Metals & Mining – 2.7%
Arch Coal, Inc., 8.75%, 2016 (n)	$1,715,000	$1,757,875
Arch Western Finance LLC, 6.75%, 2013	3,570,000	3,445,050
FMG Finance Ltd., 10.625%, 2016 (n)	4,125,000	4,527,187
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	8,395,000	9,024,625
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015	1,088,000	1,099,990
Peabody Energy Corp., 5.875%, 2016	3,065,000	2,988,375
Peabody Energy Corp., 7.375%, 2016	2,185,000	2,206,850

		$25,049,952

Natural Gas - Distribution – 0.8%
AmeriGas Partners LP, 7.125%, 2016	$4,165,000	$4,060,875
Inergy LP, 6.875%, 2014	3,625,000	3,516,250

		$7,577,125

Natural Gas - Pipeline – 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$3,565,000	$2,878,737
Atlas Pipeline Partners LP, 8.75%, 2018	2,775,000	2,220,000
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	3,905,000	3,992,296
El Paso Corp., 8.25%, 2016	2,575,000	2,665,635
El Paso Corp., 7.25%, 2018	2,840,000	2,835,828
MarkWest Energy Partners LP, 6.875%, 2014 (n)	2,520,000	2,368,800
MarkWest Energy Partners LP, 8.75%, 2018	815,000	833,337
Williams Partners LP, 7.25%, 2017	2,875,000	2,859,878

		$20,654,511

Network & Telecom – 3.0%
Cincinnati Bell, Inc., 8.375%, 2014	$6,315,000	$6,283,425
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	3,965,000	4,123,600
Qwest Communications International, Inc., 7.25%, 2011	2,165,000	2,165,000
Qwest Communications International, Inc., 8%, 2015 (n)	1,290,000	1,280,325
Qwest Corp., 7.875%, 2011	1,705,000	1,760,413
Qwest Corp., 8.875%, 2012	5,210,000	5,483,525
Qwest Corp., 8.375%, 2016 (n)	1,220,000	1,259,650
Windstream Corp., 8.625%, 2016	5,065,000	5,204,288

		$27,560,226

Oil Services – 0.2%
Basic Energy Services, Inc., 7.125%, 2016	$1,055,000	$875,650
Trico Shipping A.S., 11.875%, 2014 (n)	900,000	920,250

		$1,795,900

Oils – 0.2%
Holly Corp., 9.875%, 2017 (z)	$1,020,000	$1,055,700
Petroplus Holdings AG, 9.375%, 2019 (n)	1,275,000	1,278,188

		$2,333,888

Precious Metals & Minerals – 0.9%
Teck Resources Ltd., 9.75%, 2014	$1,665,000	$1,868,963
Teck Resources Ltd., 10.25%, 2016	810,000	933,525
Teck Resources Ltd., 10.75%, 2019	4,485,000	5,225,025

		$8,027,513

Printing & Publishing – 1.0%
American Media Operations, Inc., 9%, 2013 (p)(z)	$259,617	$146,489

6

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – continued
American Media Operations, Inc., 14%, 2013 (p)(z)	$2,710,436	$1,460,473
Dex Media West LLC, 9.875%, 2013 (d)	3,520,000	704,000
Idearc, Inc., 8%, 2016 (d)	3,584,000	179,200
Nielsen Finance LLC, 10%, 2014	4,365,000	4,495,950
Nielsen Finance LLC, 11.5%, 2016	2,020,000	2,146,250
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	421,000	364,691
Tribune Co., 5.25%, 2015 (d)	2,550,000	306,000

		$9,803,053

Railroad & Shipping – 0.5%
Kansas City Southern Railway, 8%, 2015	$3,610,000	$3,700,250
TFM S.A. de C.V., 9.375%, 2012	755,000	770,100

		$4,470,350

Real Estate – 0.1%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$1,020,000	$1,110,525

Retailers – 2.4%
Couche-Tard, Inc., 7.5%, 2013	$705,000	$711,169
Dollar General Corp., 11.875%, 2017 (p)	1,920,000	2,150,400
Limited Brands, Inc., 5.25%, 2014	2,480,000	2,306,400
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,135,000	1,113,719
Macy’s Retail Holdings, Inc., 5.75%, 2014	4,065,000	3,861,933
Neiman Marcus Group, Inc., 10.375%, 2015	3,205,000	2,820,400
Sally Beauty Holdings, Inc., 10.5%, 2016	4,520,000	4,791,200
Toys “R” Us, Inc., 10.75%, 2017 (n)	4,665,000	5,061,525

		$22,816,746

Specialty Chemicals – 0.5%
Ashland, Inc., 9.125%, 2017 (n)	$4,010,000	$4,330,800

Specialty Stores – 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$3,290,000	$3,265,325

Supermarkets – 0.3%
SUPERVALU, Inc., 8%, 2016	$2,480,000	$2,523,400

Telecommunications - Wireless – 3.6%
Cricket Communications, Inc., 7.75%, 2016 (n)	$2,040,000	$2,034,900
Crown Castle International Corp., 9%, 2015	2,705,000	2,853,775
Crown Castle International Corp., 7.75%, 2017 (n)	1,265,000	1,328,250
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,353,700
Digicel Group Ltd., 12%, 2014 (n)	560,000	631,400
Digicel Ltd., 9.25%, 2012 (n)	1,755,000	1,781,325
Nextel Communications, Inc., 6.875%, 2013	2,845,000	2,631,625
NII Holdings, Inc., 10%, 2016 (n)	2,645,000	2,790,475
SBA Communications Corp., 8%, 2016 (n)	935,000	967,725
SBA Communications Corp., 8.25%, 2019 (n)	795,000	830,775
Sprint Nextel Corp., 8.375%, 2012	2,770,000	2,804,625
Sprint Nextel Corp., 8.375%, 2017	1,000,000	965,000
Sprint Nextel Corp., 8.75%, 2032	4,410,000	3,814,650
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	5,460,000	5,896,800

		$33,685,025

Telephone Services – 0.5%
Frontier Communications Corp., 8.25%, 2014	$2,345,000	$2,403,625
Frontier Communications Corp., 8.125%, 2018	1,885,000	1,892,069

		$4,295,694

Tobacco – 0.3%
Alliance One International, Inc., 10%, 2016 (n)	$2,830,000	$2,943,200

7

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.1%
Commercial Barge Line Co., 12.5%, 2017 (n)	$2,895,000	$3,039,750
Hertz Corp., 8.875%, 2014	4,510,000	4,566,375
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	2,910,000	2,953,650

		$10,559,775

Utilities - Electric Power – 4.5%
AES Corp., 8%, 2017	$6,450,000	$6,482,250
Calpine Corp., 8%, 2016 (n)	2,690,000	2,730,350
Dynegy Holdings, Inc., 7.5%, 2015	3,080,000	2,833,600
Dynegy Holdings, Inc., 7.75%, 2019	1,280,000	1,078,400
Edison Mission Energy, 7%, 2017	4,285,000	3,460,137
Mirant Americas Generation LLC, 8.3%, 2011	2,900,000	2,950,750
Mirant North America LLC, 7.375%, 2013	1,830,000	1,802,550
NRG Energy, Inc., 7.375%, 2016	12,045,000	11,969,719
RRI Energy, Inc., 7.875%, 2017	1,496,000	1,466,080
Texas Competitive Electric Holdings LLC, 10.25%, 2015	10,800,000	7,668,000

		$42,441,836

Total Bonds		$821,799,468

Floating Rate Loans (g)(r) – 5.5%
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 1.82%, 2014	$121,474	$95,357
Hawker Beechcraft Acquisition Co., Term Loan B, 2.25%, 2014	3,619,472	2,841,285

		$2,936,642

Automotive – 1.0%
Accuride Corp., Term Loan B, 7.08%, 2013	$450,714	$446,630
Federal Mogul Corp., Term Loan B, 2.18%, 2014	4,196,876	3,213,233
Ford Motor Co., Term Loan, 3.28%, 2013	6,481,588	5,761,522
Mark IV Industries, Inc., Second Lien Term Loan, 9.86%, 2011 (d)	3,435,512	51,533

		$9,472,918

Broadcasting – 0.7%
Gray Television, Inc., Term Loan B, 3.78%, 2014	$1,684,576	$1,433,996
Local TV LLC, Term Loan B, 2.25%, 2013	1,374,865	1,098,747
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012	4,655,104	3,049,093
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012	1,350,054	840,409

		$6,422,245

Building – 0.1%
Building Materials Corp., Term Loan B, 3%, 2014	$1,391,402	$1,277,771

Business Services – 0.0%
First Data, Term Loan B-2, 2.99%, 2014	$342,522	$293,427

Cable TV – 0.4%
Charter Communications Operating LLC, Term Loan, 9.25%, 2014	$678,355	$684,170
Charter Communications Operating LLC, Term Loan B, 6.25%, 2014	2,888,014	2,618,294

		$3,302,464

Gaming & Lodging – 0.7%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.54%, 2014	$4,910,923	$1,203,176
MGM Mirage, Term Loan B, 6%, 2011 (o)	3,721,575	3,346,329
Motor City Casino, Term Loan B, 8.5%, 2012	1,925,830	1,825,928

		$6,375,433

Printing & Publishing – 0.3%
Ascend Media LLC, Term Loan, 10.25%, 2012 (d)	$458,900	$8
Tribune Co., Term Loan B, 6.5%, 2014 (d)	5,696,035	2,528,635

		$2,528,643

8

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Real Estate – 0.1%
CB Richard Ellis Services, Term Loan B, 6%, 2013	$717,628	$698,790

Retailers – 0.1%
Toys “R” Us, Term Loan, 4.49%, 2012	$1,462,566	$1,413,204

Specialty Chemicals – 0.6%
LyondellBasell Dutch Tranche Revolving Credit Loan, 3.74%, 2014 (o)	$120,558	$68,283
LyondellBasell Dutch Tranche Term Loan A, 3.74%, 2014 (o)	276,468	156,589
LyondellBasell German Term Loan B-1, 3.99%, 2014 (o)	346,110	196,033
LyondellBasell German Term Loan B-2, 3.99%, 2014 (o)	346,110	196,033
LyondellBasell German Term Loan B-3, 3.99%, 2014 (o)	346,110	196,033
LyondellBasell Second Priority DIP Term Loan, 5.79%, 2014	567,824	536,357
LyondellBasell Super Priority DIP Term Loan, 9.16%, 2009 (q)	568,664	589,705
LyondellBasell Term Loan B-1, 7%, 2014 (o)	1,501,867	850,643
LyondellBasell Term Loan B-2, 7%, 2014 (o)	1,501,867	850,643
LyondellBasell Term Loan B-3, 7%, 2014 (o)	1,501,867	850,643
LyondellBasell U.S. Tranche Revolving Credit Loan, 3.74%, 2014 (o)	452,092	256,060
LyondellBasell U.S. Tranche Term Loan A, 3.74%, 2014 (o)	861,362	487,867

		$5,234,889

Specialty Stores – 0.4%
Michaels Stores, Inc., Term Loan B, 2.51%, 2013	$3,739,587	$3,339,918

Utilities - Electric Power – 0.8%
Calpine Corp., Term Loan, 3.47%, 2014	$3,071,969	$2,820,452
TXU Corp. Term Loan B-3, 3.74%, 2014	6,049,214	4,631,847
TXU Corp., Term Loan B, 3.74%, 2014	423,039	326,996

		$7,779,295

Total Floating Rate Loans		$51,075,639

Common Stocks – 0.9%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	1,087	$0

Cable TV – 0.4%
Cablevision Systems Corp., “A”	41,600	$955,136
Comcast Corp., “A”	153,900	2,231,550
Time Warner Cable, Inc.	19,833	782,214

		$3,968,900

Energy - Integrated – 0.1%
Chevron Corp.	9,500	$727,130

Gaming & Lodging – 0.2%
Ameristar Casinos, Inc.	35,000	$515,200
Pinnacle Entertainment, Inc. (a)	107,700	910,065

		$1,425,265

Printing & Publishing – 0.0%
American Media, Inc.	49,687	$66,581
Golden Books Family Entertainment, Inc. (a)	206,408	0
World Color Press, Inc. (a)	13,894	125,046

		$191,627

Telephone Services – 0.2%
Windstream Corp.	151,600	$1,461,424

Total Common Stocks		$7,774,346

Preferred Stocks – 0.4%
Broadcasting – 0.0%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	2,088	$217,131

9

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer			Shares/Par	Value ($)
Preferred Stocks – continued
Financial Institutions – 0.1%
GMAC, Inc., 7% (z)			1,826	$1,115,058
Major Banks – 0.3%
Bank of America Corp., 8.625%			116,650	$2,712,112

Total Preferred Stocks				$4,044,301

	Strike Price	First Exercise
Warrants – 0.0%
Construction – 0.0%
Building Materials Holding Corp. (1 share for 1 warrant) (a)	$0.47	10/24/08	4,362	$122
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	7,875	$32,208
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	7,875	22,995
				$55,203

Total Warrants				$55,325

Issuer			Shares/Par	Value ($)
Money Market Funds (v) – 3.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value			27,884,631	$27,884,631

Total Investments				$912,633,710

Other Assets, Less Liabilities – 2.1%				19,815,440

Net Assets – 100.0%				$932,450,654

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $171,938,959, representing 18.4% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie Ltd., CDO, FRN, 2.189%, 2011	10/13/06 - 9/22/09	$2,439,191	$926,893
American Media Operations, Inc., 9%, 2013	1/30/09 - 5/01/09	169,992	146,489
American Media Operations, Inc., 14%, 2013	1/30/09 - 5/01/09	1,501,282	1,460,473
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,420,225	360,360
Associated Materials LLC, 9.875%, 2016	10/29/09	508,599	527,875
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 6/01/09	4,643,824	1,482,483
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06 - 8/25/09	1,004,483	20,914
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.582%, 2050	4/12/06	610,000	12,200
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.782%, 2050	4/12/06	1,890,000	37,800
Falcon Franchise Loan LLC, FRN, 3.895%, 2025	1/29/03	1,206,917	817,270

10

MFS High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Fibria Overseas Finance, 9.25%, 2019	10/26/09	$685,474	$724,168
GMAC, Inc., 7% (Preferred Stock)	12/29/08	1,406,020	1,115,058
Holly Corp., 9.875%, 2017	10/21/09	1,035,278	1,055,700
LBI Media, Inc., 8.5%, 2017	7/18/07	1,429,860	1,016,812
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 6/15/09	5,004,460	1,623,198
Lumena Resources Corp., 12%, 2014	10/21/09	4,614,474	4,284,440
MGM Mirage, 11.375%, 2018	9/17/09	389,665	360,000
Morgan Stanley Capital I, Inc., 1.261%, 2039	7/20/04	602,835	623,380
Navios Maritime Holdings, Inc., 8.875%, 2017	10/22/09	2,888,128	2,953,650
Reynolds Group, 7.75%, 2016	10/29/09	1,243,557	1,253,700
TIERS Beach Street Synthetic, CLO, FRN, 6.787%, 2011	5/17/06	2,750,000	1,725,900
USI Holdings Corp., 9.75%, 2015	4/26/07 - 6/08/07	3,194,874	2,816,850
Universal City Development Partners Ltd., 8.875%, 2015	10/27/09	756,248	757,350
Wachovia Credit, CDO, FRN, 1.635%, 2026	6/08/06	1,320,000	52,800

Total Restricted Securities			$26,155,763
% of Net Assets			2.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

MFS High Income Fund

Supplemental Information (Unaudited) 10/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2009, in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,692,333	$1,115,058	$66,581	$11,873,972
Non-U.S. Sovereign Debt	—	1,081,977	—	1,081,977
Corporate Bonds	—	699,797,165	—	699,797,165
Commercial Mortgage-Backed Securities	—	27,817,306	—	27,817,306
Asset-Backed Securities (including CDOs)	—	3,235,524	926,893	4,162,417
Foreign Bonds	—	84,948,307	—	84,948,307
Other Fixed Income Securities	—	3,992,296	—	3,992,296
Bank Loans	—	51,192,173	—	51,192,173
Mutual Funds	27,884,631	—	—	27,884,631
Total Investments	$38,576,964	$873,179,806	$993,474	$912,750,244

Other Financial Instruments
Forward Currency Contracts	—	(53,707)	—	(53,707)

For further information regarding security characteristics, see the Portfolio of Investments.

12

MFS High Income Fund

Supplemental Information (Unaudited) 10/31/09 - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities (including CDOs)
Balance as of 1/31/09	$229,561	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(39,749)	295,003
Net purchases (sales)	—	113,192
Transfers in and/or out of Level 3	(123,231)	518,698

Balance as of 10/31/09	$66,581	$926,893

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$961,842,146

Gross unrealized appreciation	$44,055,664
Gross unrealized depreciation	(93,264,100)

Net unrealized appreciation (depreciation)	$(49,208,436)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 10/31/09

Forward Foreign Currency Exchange Contracts at 10/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	UBS AG	1,242,008	12/16/09	$1,825,304	$1,827,622	$2,318

Liability Derivatives
SELL	EUR	UBS AG	6,101,859	12/16/09	$8,922,901	$8,978,926	$(56,025)

At October 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,243,472	270,885,257	(278,244,098)	27,884,631

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$53,413	$27,884,631

13

MFS® High Yield Opportunities Fund

10/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09

Issuer	Shares/Par		Value ($)
Bonds – 87.7%
Aerospace – 1.4%
Bombardier, Inc., 6.3%, 2014 (n)		$1,609,999	$1,577,781
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		2,752,000	2,139,680
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)		600,000	595,500
Vought Aircraft Industries, Inc., 8%, 2011		2,690,000	2,683,275

			$6,996,236

Airlines – 1.3%
American Airlines Pass-Through Trust, 6.817%, 2012		$1,690,000	$1,613,950
American Airlines Pass-Through Trust, 10.375%, 2019		790,000	874,925
AMR Corp., 7.858%, 2011		790,000	786,050
Continental Airlines, Inc., 7.339%, 2014		3,604,000	3,243,600
Continental Airlines, Inc., 6.748%, 2017		218,373	197,628
Continental Airlines, Inc., 6.9%, 2017		154,673	145,392

			$6,861,545

Apparel Manufacturers – 0.2%
Levi Strauss & Co., 9.75%, 2015		$825,000	$862,125
Propex Fabrics, Inc., 10%, 2012 (d)		3,605,000	1,846

			$863,971

Asset Backed & Securitized – 3.6%
Anthracite Ltd., CDO, 6%, 2037 (z)		$1,500,000	$105,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.583%, 2038 (z)		1,227,343	49,094
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (z)		1,025,662	82,053
Babson Ltd., CLO, “D”, FRN, 1.784%, 2018 (n)		1,005,000	432,150
Banc of America Commercial Mortgage, Inc., 5.772%, 2017		3,729,874	2,797,227
Banc of America Commercial Mortgage, Inc., FRN, 6.002%, 2017		868,209	676,220
Banc of America Commercial Mortgage, Inc., FRN, 6.397%, 2018 (z)		3,830,049	970,226
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		2,500,000	593,652
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		834,050	604,618
Crest Ltd., CDO, 7%, 2040		993,500	54,643
Falcon Franchise Loan LLC, FRN, 2.724%, 2025 (i)(z)		1,408,688	103,679
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047		1,756,714	1,241,311
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		1,607,194	588,153
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		2,453,353	842,559
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		6,734,569	1,949,702
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		1,390,000	470,344
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.822%, 2030 (i)		1,643,329	54,347
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050		1,390,000	465,545
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049		2,831,056	2,231,568
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		725,000	513,265
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050		1,535,000	1,292,128
Morgan Stanley Capital I, Inc., 1.261%, 2039 (i)(z)		4,358,396	130,752
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)		1,775,000	178
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)		3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)		1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.693%, 2047		1,607,503	285,813
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047		1,014,976	164,840
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		2,821,707	1,902,820

			$18,602,393

Automotive – 2.6%
Accuride Corp., 8.5%, 2015 (d)		$790,000	$584,600
Allison Transmission, Inc., 11%, 2015 (n)		2,470,000	2,519,400
Allison Transmission, Inc., 11.25%, 2015 (n)(p)		785,000	777,150
FCE Bank PLC, 7.125%, 2012	EUR	2,200,000	3,108,125
Ford Motor Credit Co. LLC, 9.75%, 2010		$950,000	973,874
Ford Motor Credit Co. LLC, 12%, 2015		3,166,000	3,565,451

1

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Goodyear Tire & Rubber Co., 9%, 2015	$1,285,000	$1,323,550
Goodyear Tire & Rubber Co., 10.5%, 2016	335,000	362,638

		$13,214,788

Broadcasting – 4.6%
Allbritton Communications Co., 7.75%, 2012	$3,532,000	$3,337,740
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	2,684,800	858,633
Canwest Mediaworks, Inc., 9.25%, 2015 (d)(n)	2,040,000	408,000
Clear Channel Communications, Inc., 10.75%, 2016	755,000	407,700
Intelsat Jackson Holdings Ltd., 9.5%, 2016	2,630,000	2,761,500
Lamar Media Corp., 6.625%, 2015	1,415,000	1,351,325
Lamar Media Corp., “C”, 6.625%, 2015	1,025,000	968,625
LBI Media Holdings, Inc., 11%, 2013	3,825,000	2,414,531
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	995,775
LIN TV Corp., 6.5%, 2013	1,780,000	1,668,750
Local TV Finance LLC, 9.25%, 2015 (p)(z)	3,123,750	980,510
Newport Television LLC, 13%, 2017 (n)(p)	3,196,281	1,058,879
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	2,450,575	1,641,306
Nexstar Broadcasting Group, Inc., 7%, 2014	811,000	545,398
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	725,000	714,125
Univision Communications, Inc., 12%, 2014 (n)	705,000	762,281
Univision Communications, Inc., 10.5%, 2015 (n)(p)	3,925,825	2,986,408
Young Broadcasting, Inc., 8.75%, 2014 (d)	4,595,000	45,950

		$23,907,436

Brokerage & Asset Managers – 0.6%
Janus Capital Group, Inc., 6.95%, 2017	$2,075,000	$1,972,497
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,400,000	1,239,000

		$3,211,497

Building – 2.2%
Associated Materials LLC, 9.875%, 2016 (z)	$245,000	$251,125
Associated Materials, Inc., 9.75%, 2012	860,000	877,200
Associated Materials, Inc., 11.25%, 2014	2,140,000	1,968,800
Building Materials Corp. of America, 7.75%, 2014	1,940,000	1,910,900
Nortek, Inc., 10%, 2013 (d)	1,985,000	2,009,813
Nortek, Inc., 8.5%, 2014 (d)	2,040,000	1,473,900
Oderbrecht Finance Ltd., 7%, 2020 (z)	316,000	298,620
Owens Corning, 9%, 2019	935,000	1,014,369
Ply Gem Industries, Inc., 11.75%, 2013	1,795,000	1,682,813
USG Corp., 9.75%, 2014 (n)	135,000	141,750

		$11,629,290

Business Services – 1.8%
First Data Corp., 9.875%, 2015	$2,495,000	$2,301,638
First Data Corp., 11.25%, 2016	1,225,000	1,102,500
Iron Mountain, Inc., 6.625%, 2016	1,420,000	1,388,050
SunGard Data Systems, Inc., 9.125%, 2013	455,000	462,963
SunGard Data Systems, Inc., 10.25%, 2015	3,238,000	3,339,188
Terremark Worldwide, Inc., 12%, 2017 (n)	625,000	690,625

		$9,284,964

Cable TV – 2.8%
CCO Holdings LLC, 8.75%, 2013	$3,145,000	$3,169,134
Charter Communications Holdings LLC, 8.375%, 2014 (n)	1,075,000	1,093,813
Charter Communications Holdings LLC, 10.875%, 2014 (n)	870,000	961,350
CSC Holdings, Inc., 8.5%, 2014 (n)	540,000	570,375
CSC Holdings, Inc., 8.5%, 2015 (n)	1,090,000	1,151,313
DIRECTV Holdings LLC, 7.625%, 2016	1,705,000	1,849,925

2

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Mediacom LLC, 9.125%, 2019 (n)	$700,000	$722,750
Videotron LTEE, 6.875%, 2014	835,000	835,000
Virgin Media Finance PLC, 9.125%, 2016	3,244,000	3,341,320
Virgin Media Finance PLC, 9.5%, 2016	700,000	740,250

		$14,435,230

Chemicals – 2.8%
Dow Chemical Co., 8.55%, 2019	$1,090,000	$1,244,369
Huntsman International LLC, 5.5%, 2016 (n)	960,000	830,400
Innophos Holdings, Inc., 8.875%, 2014	2,005,000	2,025,050
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	3,028,000	3,028,000
Lumena Resources Corp., 12%, 2014 (z)	2,519,000	2,317,480
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	1,747,000	1,825,615
Momentive Performance Materials, Inc., 11.5%, 2016	1,815,000	1,361,250
Nalco Co., 8.875%, 2013	980,000	1,009,400
NOVA Chemicals Corp., 8.375%, 2016 (n)	605,000	608,025

		$14,249,589

Construction – 0.2%
Corporación Geo S. A. B. de C. V., 8.875%, 2014 (n)	$267,000	$275,678
Lennar Corp., 12.25%, 2017	605,000	726,000

		$1,001,678

Consumer Products – 0.7%
ACCO Brands Corp., 10.625%, 2015 (n)	$180,000	$192,600
ACCO Brands Corp., 7.625%, 2015	610,000	552,050
Jarden Corp., 7.5%, 2017	1,650,000	1,625,250
Visant Holding Corp., 8.75%, 2013	970,000	991,825

		$3,361,725

Consumer Services – 1.4%
KAR Holdings, Inc., 10%, 2015	$1,620,000	$1,660,500
KAR Holdings, Inc., FRN, 4.483%, 2014	815,000	747,763
Service Corp. International, 7%, 2017	2,870,000	2,798,250
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,885,000	1,941,550

		$7,148,063

Containers – 1.3%
Crown Americas LLC, 7.625%, 2013	$1,465,000	$1,501,625
Graham Packaging Holdings Co., 9.875%, 2014	3,720,000	3,794,400
Greif, Inc., 6.75%, 2017	685,000	671,300
Reynolds Group, 7.75%, 2016 (z)	600,000	597,000

		$6,564,325

Electronics – 0.6%
Avago Technologies Ltd., 11.875%, 2015	$1,065,000	$1,166,175
Freescale Semiconductor, Inc., 8.875%, 2014	2,650,000	2,153,125

		$3,319,300

Emerging Market Quasi-Sovereign – 4.6%
Banco do Brasil S.A., 8.5%, 2049 (z)	$315,000	$324,135
BNDES Participacoes S.A., 6.5%, 2019 (n)	950,000	999,875
Ecopetrol S.A., 7.625%, 2019	547,000	596,230
Export-Import Bank of Korea, 5.875%, 2015	1,237,000	1,303,845
Gaz Capital S.A., 8.125%, 2014 (n)	1,920,000	2,028,096
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	509,000	535,723
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	1,263,000	1,509,285
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	914,000	1,005,400
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	320,989
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	726,615

3

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Majapahit Holding B.V., 8%, 2019 (n)	$112,000	$114,240
Majapahit Holding B.V., 7.75%, 2020 (z)	1,754,000	1,739,126
Mubadala Development Co., 7.625%, 2019 (n)	1,016,000	1,153,160
National Power Corp., 7.25%, 2019 (n)	159,000	170,528
OAO Gazprom, 9.625%, 2013	1,340,000	1,480,700
Pemex Project Funding Master Trust, 5.75%, 2018	1,708,000	1,690,920
Pemex Project Funding Master Trust, 6.625%, 2035	191,000	186,591
Petrobras International Finance Co., 7.875%, 2019	1,185,000	1,339,050
Petrobras International Finance Co., 5.75%, 2020	185,000	184,445
Petrobras International Finance Co., 6.875%, 2040	216,000	215,784
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	1,932,628
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	221,000	250,835
Petróleos Mexicanos, 8%, 2019	1,062,000	1,218,645
Qtel International Finance Ltd., 6.5%, 2014 (n)	156,000	173,484
Qtel International Finance Ltd., 7.875%, 2019	151,000	176,206
Qtel International Finance Ltd., 7.875%, 2019 (n)	909,000	1,060,739
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	256,000	282,394
RSHB Capital S.A., 7.125%, 2014	1,038,000	1,080,143
Russian Agricultural Bank, 7.125%, 2014 (n)	200,000	208,120

		$24,007,931

Emerging Market Sovereign – 4.0%
Federative Republic of Brazil, 5.875%, 2019	$250,000	$264,375
Republic of Argentina, FRN, 0.943%, 2012	1,595,925	1,336,742
Republic of Argentina, FRN, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	2,094,000	743,370
Republic of Colombia, 7.375%, 2019	473,000	534,963
Republic of Colombia, 7.375%, 2037	892,000	987,890
Republic of Colombia, 6.125%, 2041	2,592,000	2,462,400
Republic of Croatia, 6.75%, 2019 (z)	345,000	348,191
Republic of El Salvador, 8.25%, 2032	875,000	892,500
Republic of Indonesia, 6.875%, 2018 (n)	675,000	717,188
Republic of Indonesia, 6.875%, 2018	573,000	608,813
Republic of Peru, 7.125%, 2019	270,000	306,450
Republic of Peru, 7.35%, 2025	333,000	382,118
Republic of Peru, 6.55%, 2037	860,000	894,400
Republic of Philippines, 6.5%, 2020	158,000	167,678
Republic of Philippines, 9.5%, 2030	234,000	310,635
Republic of Philippines, 7.75%, 2031	346,000	390,115
Republic of Philippines, 6.375%, 2034	1,061,000	1,037,128
Republic of Sri Lanka, 7.4%, 2015 (z)	110,000	110,000
Republic of Turkey, 7.5%, 2017	159,000	177,484
Republic of Turkey, 7%, 2019	883,000	950,329
Republic of Turkey, 7.5%, 2019	273,000	307,808
Republic of Turkey, 6.875%, 2036	2,843,000	2,864,323
Republic of Ukraine, 6.385%, 2012	560,000	477,456
Republic of Uruguay, 8%, 2022	2,331,000	2,634,030
Republic of Uruguay, 6.875%, 2025	123,000	127,305
Republic of Uruguay, 7.625%, 2036	236,000	254,290
Republic of Venezuela, 7%, 2018	824,000	550,020

		$20,838,001

Energy - Independent – 5.6%
Berry Petroleum Co., 10.25%, 2014	$880,000	$941,600
Chaparral Energy, Inc., 8.875%, 2017	1,665,000	1,461,038
Chesapeake Energy Corp., 9.5%, 2015	265,000	286,863
Chesapeake Energy Corp., 6.375%, 2015	2,955,000	2,814,638
Forest Oil Corp., 8.5%, 2014 (n)	750,000	761,250

4

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Forest Oil Corp., 7.25%, 2019	$375,000	$349,688
Hilcorp Energy I LP, 9%, 2016 (n)	2,275,000	2,275,000
Mariner Energy, Inc., 8%, 2017	1,300,000	1,222,000
McMoRan Exploration Co., 11.875%, 2014	1,615,000	1,627,113
Newfield Exploration Co., 6.625%, 2016	525,000	517,125
OPTI Canada, Inc., 8.25%, 2014	1,350,000	1,059,750
Penn Virginia Corp., 10.375%, 2016	1,650,000	1,773,750
Petrohawk Energy Corp., 10.5%, 2014	575,000	626,750
Pioneer Natural Resource Co., 6.875%, 2018	1,340,000	1,281,454
Plains Exploration & Production Co., 7%, 2017	2,755,000	2,617,250
PT Adaro Indonesia, 7.625%, 2019 (z)	187,000	184,663
Quicksilver Resources, Inc., 8.25%, 2015	1,990,000	1,945,225
Quicksilver Resources, Inc., 7.125%, 2016	1,195,000	1,072,513
Range Resources Corp., 8%, 2019	1,505,000	1,561,438
SandRidge Energy, Inc., 9.875%, 2016 (n)	450,000	481,500
SandRidge Energy, Inc., 8%, 2018 (n)	2,570,000	2,544,300
Southwestern Energy Co., 7.5%, 2018	1,335,000	1,371,713

		$28,776,621

Energy - Integrated – 0.3%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,580,000	$1,680,725

Entertainment – 0.9%
AMC Entertainment, Inc., 11%, 2016	$1,740,000	$1,827,000
AMC Entertainment, Inc., 8.75%, 2019	2,000,000	2,050,000
Cinemark USA, Inc., 8.625%, 2019 (n)	520,000	538,200
Universal City Development Partners Ltd., 8.875%, 2015 (z)	360,000	356,400

		$4,771,600

Financial Institutions – 1.8%
GMAC LLC, 6.875%, 2011 (n)	$4,286,000	$4,114,560
GMAC LLC, 7%, 2012 (n)	835,000	797,425
GMAC LLC, 6.75%, 2014 (n)	1,450,000	1,315,875
GMAC LLC, 8%, 2031 (n)	2,198,000	1,879,290
International Lease Finance Corp., 5.625%, 2013	1,555,000	1,181,211

		$9,288,361

Food & Beverages – 1.9%
ARAMARK Corp., 8.5%, 2015	$1,070,000	$1,080,700
Arcos Dorados B.V., 7.5%, 2019 (n)	1,267,000	1,222,655
B&G Foods, Inc., 8%, 2011	1,525,000	1,547,875
Dean Foods Co., 7%, 2016	1,485,000	1,440,450
Del Monte Foods Co., 6.75%, 2015	2,180,000	2,174,550
Independencia International, 9.875%, 2015 (d)(n)	568,000	113,600
Michael Foods, Inc., 8%, 2013	1,400,000	1,424,500
Pinnacle Foods Finance LLC, 9.25%, 2015	985,000	994,850

		$9,999,180

Forest & Paper Products – 2.7%
Abitibi-Consolidated, Inc., 7.4%, 2018 (d)	$1,870,000	$266,475
Cellu Tissue Holdings, Inc., 11.5%, 2014	1,820,000	1,992,900
Fibria Overseas Finance, 9.25%, 2019 (z)	629,000	659,192
Georgia-Pacific Corp., 7.125%, 2017 (n)	2,835,000	2,863,350
Georgia-Pacific Corp., 8%, 2024	885,000	893,850
Graphic Packaging International Corp., 9.5%, 2013	1,225,000	1,257,156
Jefferson Smurfit Corp., 8.25%, 2012 (d)	975,000	750,750
JSG Funding PLC, 7.75%, 2015	1,365,000	1,255,800
Millar Western Forest Products Ltd., 7.75%, 2013	4,965,000	3,624,450

5

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Forest & Paper Products – continued
Smurfit-Stone Container Corp., 8%, 2017 (d)		$618,000	$475,860

			$14,039,783

Gaming & Lodging – 6.0%
American Casino & Entertainment, 11%, 2014 (n)		$815,000	$717,200
Ameristar Casinos, Inc., 9.25%, 2014 (n)		700,000	728,000
Boyd Gaming Corp., 6.75%, 2014		2,290,000	2,072,450
Firekeepers Development Authority, 13.875%, 2015 (n)		2,355,000	2,543,400
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		3,510,000	122,850
Harrah’s Operating Co., Inc., 11.25%, 2017 (n)		1,040,000	1,060,800
Harrah’s Operating Co., Inc., 10%, 2018 (n)		4,821,000	3,663,960
Harrah’s Operating Co., Inc., 10%, 2018 (n)		679,000	516,040
Host Hotels & Resorts, Inc., 7.125%, 2013		895,000	890,525
Host Hotels & Resorts, Inc., 6.75%, 2016		815,000	776,288
Host Hotels & Resorts, Inc., 9%, 2017 (n)		650,000	695,500
MGM Mirage, 6.75%, 2013		2,110,000	1,740,750
MGM Mirage, 10.375%, 2014 (n)		260,000	276,900
MGM Mirage, 7.5%, 2016		1,515,000	1,158,975
MGM Mirage, 11.125%, 2017 (n)		640,000	704,000
MGM Mirage, 11.375%, 2018 (z)		580,000	522,000
MTR Gaming Group, Inc., 9%, 2012		970,000	805,100
Newland International Properties Corp., 9.5%, 2014 (n)		1,948,000	1,714,240
Penn National Gaming, Inc., 8.75%, 2019 (n)		1,340,000	1,309,850
Pinnacle Entertainment, Inc., 7.5%, 2015		3,690,000	3,321,000
Royal Caribbean Cruises Ltd., 7%, 2013		970,000	936,050
Royal Caribbean Cruises Ltd., 11.875%, 2015		1,010,000	1,133,725
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		465,000	483,600
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		600,000	577,500
Station Casinos, Inc., 6%, 2012 (d)		2,359,000	533,724
Station Casinos, Inc., 6.5%, 2014 (d)		3,810,000	152,400
Station Casinos, Inc., 6.875%, 2016 (d)		6,275,000	251,000
Station Casinos, Inc., 7.75%, 2016 (d)		821,000	199,093
Wyndham Worldwide Corp., 6%, 2016		1,555,000	1,415,611

			$31,022,531

Industrial – 0.7%
Baldor Electric Co., 8.625%, 2017		$1,095,000	$1,127,850
JohnsonDiversey, Inc., 9.625%, 2012	EUR	840,000	1,251,638
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$1,425,000	1,446,375

			$3,825,863

Insurance – 0.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$1,050,000	$766,500

Insurance - Property & Casualty – 1.0%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,560,000	$1,638,000
USI Holdings Corp., 9.75%, 2015 (z)		4,015,000	3,573,350

			$5,211,350

Machinery & Tools – 0.3%
Rental Service Corp., 9.5%, 2014		$1,630,000	$1,609,625

Major Banks – 1.4%
Bank of America Corp., 8% to 2018, FRN to 2049		$3,060,000	$2,751,797
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		3,795,000	3,815,986
Kookmin Bank, 7.25%, 2014 (n)		500,000	553,831

			$7,121,614

Medical & Health Technology & Services – 6.2%
Accellent, Inc., 10.5%, 2013		$2,320,000	$2,273,600

6

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Biomet, Inc., 11.625%, 2017	$2,800,000	$3,069,500
Community Health Systems, Inc., 8.875%, 2015	3,005,000	3,095,150
Cooper Cos., Inc., 7.125%, 2015	320,000	310,400
DaVita, Inc., 6.625%, 2013	748,000	736,780
DaVita, Inc., 7.25%, 2015	1,641,000	1,620,488
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,265,000	1,391,500
HCA, Inc., 9%, 2014	4,680,000	4,715,755
HCA, Inc., 6.375%, 2015	2,325,000	2,173,875
HCA, Inc., 9.25%, 2016	925,000	966,625
HCA, Inc., 8.5%, 2019 (n)	1,085,000	1,150,100
Psychiatric Solutions, Inc., 7.75%, 2015	1,805,000	1,777,925
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	260,000	249,600
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,364,600
U.S. Oncology, Inc., 10.75%, 2014	1,695,000	1,771,275
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,910,000	1,890,900
Universal Hospital Services, Inc., FRN, 4.635%, 2015	590,000	495,600
VWR Funding, Inc., 11.25%, 2015 (p)	2,395,000	2,157,745

		$32,211,418

Metals & Mining – 1.8%
Arch Western Finance LLC, 6.75%, 2013	$1,210,000	$1,167,650
FMG Finance Ltd., 10.625%, 2016 (n)	1,800,000	1,975,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	2,855,000	3,069,125
Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015	934,000	944,293
Indo Integrated Energy B.V., 9.75%, 2016 (z)	277,000	277,000
Peabody Energy Corp., 5.875%, 2016	10,000	9,750
Peabody Energy Corp., 7.375%, 2016	1,640,000	1,656,400

		$9,099,718

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$1,515,000	$1,477,125

Natural Gas - Pipeline – 1.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,345,000	$1,086,088
Atlas Pipeline Partners LP, 8.75%, 2018	1,655,000	1,324,000
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	345,000	352,712
El Paso Corp., 8.25%, 2016	1,230,000	1,273,294
El Paso Corp., 7.25%, 2018	1,785,000	1,782,378
MarkWest Energy Partners LP, 6.875%, 2014 (n)	1,280,000	1,203,200
MarkWest Energy Partners LP, 8.75%, 2018	300,000	306,750
Williams Partners LP, 7.25%, 2017	1,955,000	1,944,717

		$9,273,139

Network & Telecom – 2.6%
Axtel S.A.B. de C.V., 9%, 2019 (n)	$159,000	$163,770
Cincinnati Bell, Inc., 8.375%, 2014	3,155,000	3,139,225
Global Village Telecom Finance LLC, 12%, 2011 (n)	455,000	465,806
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,037,000	2,118,480
Qwest Communications International, Inc., 7.25%, 2011	1,470,000	1,470,000
Qwest Communications International, Inc., 8%, 2015 (n)	605,000	600,463
Qwest Corp., 7.875%, 2011	1,400,000	1,445,500
Qwest Corp., 8.375%, 2016 (n)	646,000	666,995
Telemar Norte Leste S.A., 9.5%, 2019 (n)	942,000	1,109,205
Windstream Corp., 8.625%, 2016	2,175,000	2,234,813

		$13,414,257

Oil Services – 0.2%
Basic Energy Services, Inc., 7.125%, 2016	$480,000	$398,400

7

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – continued
Trico Shipping A.S., 11.875%, 2014 (n)	$425,000	$434,563

		$832,963

Oils – 0.2%
Holly Corp., 9.875%, 2017 (z)	$485,000	$501,975
Petroplus Holdings AG, 9.375%, 2019 (n)	605,000	606,513

		$1,108,488

Other Banks & Diversified Financials – 0.5%
Banco BMG S.A., 9.95%, 2019 (z)	$1,539,000	$1,500,525
Banco Bradesco S.A., 6.75%, 2019 (n)	517,000	521,449
Banco de Credito del Peru, 9.75% to 2019, FRN to 2069 (z)	156,000	156,000
Eurasian Development Bank, 7.375%, 2014 (n)	103,000	106,605
Woori America Bank, 7%, 2015 (n)	152,000	164,120

		$2,448,699

Precious Metals & Minerals – 0.7%
Teck Resources Ltd., 9.75%, 2014	$655,000	$735,238
Teck Resources Ltd., 10.25%, 2016	350,000	403,375
Teck Resources Ltd., 10.75%, 2019	2,140,000	2,493,100

		$3,631,713

Printing & Publishing – 1.3%
American Media Operations, Inc., 9%, 2013 (p)(z)	$239,155	$134,943
American Media Operations, Inc., 14%, 2013 (p)(z)	2,496,794	1,345,356
Dex Media West LLC, 9.875%, 2013 (d)	1,540,000	308,000
Idearc, Inc., 8%, 2016 (d)	2,558,000	127,900
Morris Publishing, 7%, 2013 (d)	2,470,000	691,600
Nielsen Finance LLC, 10%, 2014	1,810,000	1,864,300
Nielsen Finance LLC, 11.5%, 2016	1,010,000	1,073,125
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	1,456,000	1,261,260
Tribune Co., 5.25%, 2015 (d)	1,240,000	148,800

		$6,955,284

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$750,000	$768,750
TFM S.A. de C.V., 9.375%, 2012	1,260,000	1,285,200

		$2,053,950

Real Estate – 0.3%
CB Richard Ellis Group, Inc., 11.625%, 2017 (n)	$1,205,000	$1,311,944

Retailers – 2.0%
Couche-Tard, Inc., 7.5%, 2013	$635,000	$640,556
Dollar General Corp., 11.875%, 2017 (p)	915,000	1,024,800
General Nutrition Centers, Inc., FRN, 5.178%, 2014 (p)	2,345,000	2,087,050
Limited Brands, Inc., 5.25%, 2014	1,170,000	1,088,100
Macy’s Retail Holdings, Inc., 5.35%, 2012	515,000	505,344
Macy’s Retail Holdings, Inc., 5.75%, 2014	1,210,000	1,149,554
Neiman Marcus Group, Inc., 10.375%, 2015	795,000	699,600
Sally Beauty Holdings, Inc., 10.5%, 2016	1,590,000	1,685,400
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,460,000	1,584,100

		$10,464,504

Specialty Chemicals – 0.4%
Ashland, Inc., 9.125%, 2017 (n)	$1,750,000	$1,890,000

Specialty Stores – 0.4%
Payless ShoeSource, Inc., 8.25%, 2013	$2,035,000	$2,019,738

Steel – 0.2%
CSN Islands XI Corp., 6.875%, 2019 (n)	$846,000	$824,850

8

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Supermarkets – 0.2%
SUPERVALU, Inc., 8%, 2016		$860,000	$875,050

Telecommunications - Wireless – 3.0%
Alestra S. de R.L. de C.V., 11.75%, 2014 (n)		$169,000	$190,125
Cricket Communications, Inc., 7.75%, 2016 (n)		1,000,000	997,500
Crown Castle International Corp., 9%, 2015		855,000	902,025
Crown Castle International Corp., 7.75%, 2017 (n)		665,000	698,250
Crown Castle International Corp., 7.125%, 2019		2,400,000	2,364,000
Digicel Group Ltd., 12%, 2014 (n)		362,000	408,155
Net Servicos de Comunicacao S.A., 7.5%, 2020 (z)		722,000	714,780
Nextel Communications, Inc., 6.875%, 2013		1,530,000	1,415,250
NII Holdings, Inc., 10%, 2016 (n)		1,200,000	1,266,000
SBA Communications Corp., 8.25%, 2019 (n)		405,000	423,225
Sprint Nextel Corp., 8.375%, 2012		800,000	810,000
Sprint Nextel Corp., 8.375%, 2017		490,000	472,850
Sprint Nextel Corp., 8.75%, 2032		650,000	562,250
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		3,825,000	4,131,000

			$15,355,410

Telephone Services – 0.2%
Frontier Communications Corp., 8.25%, 2014		$1,200,000	$1,230,000

Tobacco – 0.2%
Alliance One International, Inc., 10%, 2016 (n)		$965,000	$1,003,600

Transportation – 0.0%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		$322,735	$246,085

Transportation - Services – 1.3%
Commercial Barge Line Co., 12.5%, 2017 (n)		$1,380,000	$1,449,000
Eurocar Groupe S.A., FRN, 4.373%, 2013 (n)	EUR	1,560,000	1,905,492
Hertz Corp., 8.875%, 2014		$2,045,000	2,070,563
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)		1,345,000	1,365,175

			$6,790,230

Utilities - Electric Power – 4.1%
AES Corp., 8%, 2017		$2,950,000	$2,964,750
Calpine Corp., 8%, 2016 (n)		1,260,000	1,278,900
Dynegy Holdings, Inc., 7.5%, 2015		1,450,000	1,334,000
Dynegy Holdings, Inc., 7.75%, 2019		115,000	96,888
Edison Mission Energy, 7%, 2017		1,930,000	1,558,475
ELETROBRAS S.A., 6.875%, 2019 (n)		124,000	129,890
Enersis S.A., 7.375%, 2014		709,000	784,992
ISA Capital do Brasil S.A., 8.8%, 2017		909,000	990,810
Mirant Americas Generation LLC, 8.5%, 2021		1,250,000	1,112,500
Mirant North America LLC, 7.375%, 2013		665,000	655,025
NGC Corp. Capital Trust, 8.316%, 2027		1,975,000	1,086,250
NRG Energy, Inc., 7.375%, 2016		4,610,000	4,581,188
Texas Competitive Electric Holdings LLC, 10.25%, 2015		6,575,000	4,668,250

			$21,241,918

Total Bonds			$453,371,798

Floating Rate Loans (g)(r) – 4.8%
Aerospace – 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 1.82%, 2014 (o)		$39,297	$30,848
Hawker Beechcraft Acquisition Co., Term Loan B, 2.25%, 2014 (o)		1,674,294	1,314,321

			$1,345,169

Automotive – 1.1%
Accuride Corp., Term Loan B, 7.08%, 2013		$243,284	$241,079

9

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Automotive – continued
Federal Mogul Corp., Term Loan B, 2.18%, 2014	$2,165,553	$1,658,001
Ford Motor Co., Term Loan, 3.28%, 2013	4,021,795	3,574,998
Mark IV Industries, Inc., Second Lien Term Loan, 2011 (d)	3,589,759	53,846

		$5,527,924

Broadcasting – 0.5%
Gray Television, Inc., Term Loan B, 3.78%, 2014	$883,934	$752,448
Local TV LLC, Term Loan B, 2.25%, 2013	118,157	94,427
Young Broadcasting, Inc., Term Loan B, 4.75%, 2012 (d)	2,135,540	1,398,779
Young Broadcasting, Inc., Term Loan B-1, 4.75%, 2012 (d)	788,102	490,594

		$2,736,248

Building – 0.4%
Building Materials Corp., Term Loan B, 3%, 2014	$242,403	$222,607
Roofing Supply Group, Inc., Term Loan B, 7.24%, 2013	2,069,926	1,883,633

		$2,106,240

Cable TV – 0.2%
Charter Communications Operating LLC, Term Loan B, 6.25%, 2014	$1,099,880	$997,159

Gaming & Lodging – 0.6%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.54%, 2014	$5,131,694	$1,257,265
MGM Mirage, Term Loan B, 6%, 2011 (o)	1,085,937	976,442
Motor City Casino, Term Loan B, 8.5%, 2012	866,623	821,667

		$3,055,374

Printing & Publishing – 0.3%
Tribune Co., Term Loan B, 6.5%, 2014 (d)	$3,327,162	$1,477,024

Retailers – 0.1%
Toys “R” Us, Term Loan, 4.49%, 2012	$575,648	$556,220

Specialty Chemicals – 0.4%
LyondellBasell Dutch Tranche Revolving Credit Loan, 3.74%, 2014 (o)	$49,171	$27,850
LyondellBasell Dutch Tranche Term Loan A, 3.74%, 2014 (o)	112,762	63,867
LyondellBasell German Term Loan B-1, 3.99%, 2014 (o)	141,166	79,955
LyondellBasell German Term Loan B-2, 3.99%, 2014 (o)	141,166	79,955
LyondellBasell German Term Loan B-3, 3.99%, 2014 (o)	141,166	79,955
LyondellBasell Second Priority DIP Term Loan, 5.79%, 2014	295,503	279,128
LyondellBasell Super Priority DIP Term Loan, 9.16%, 2009 (q)	295,941	306,891
LyondellBasell Term Loan B-1, 7%, 2014 (o)	612,560	346,948
LyondellBasell Term Loan B-2, 7%, 2014 (o)	612,560	346,948
LyondellBasell Term Loan B-3, 7%, 2014 (o)	612,560	346,948
LyondellBasell U.S. Tranche Revolving Credit Loan, 3.74%, 2014 (o)	184,393	104,438
LyondellBasell U.S. Tranche Term Loan A, 3.74%, 2014 (o)	351,320	198,984

		$2,261,867

Specialty Stores – 0.3%
Michaels Stores, Inc., Term Loan B, 2.51%, 2013	$1,721,254	$1,537,295

Utilities - Electric Power – 0.6%
Calpine Corp., Term Loan, 3.47%, 2014 (o)	$825,983	$758,355
TXU Corp. Term Loan B-3, 3.74%, 2014 (o)	2,754,408	2,109,034

		$2,867,389

Total Floating Rate Loans		$24,467,909

Common Stocks – 1.4%
Automotive – 0.0%
Oxford Automotive, Inc. (a)	29	$0

Cable TV – 0.8%
Cablevision Systems Corp., “A”	60,000	$1,377,600

10

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Cable TV – continued
Comcast Corp., “A”			159,800	$2,317,100
Time Warner Cable, Inc.			11,066	436,443

				$4,131,143

Containers – 0.1%
Owens-Illinois, Inc. (a)			12,400	$395,312

Energy - Independent – 0.0%
SandRidge Energy, Inc. (a)			490	$5,013

Energy - Integrated – 0.2%
Chevron Corp.			14,100	$1,079,214

Gaming & Lodging – 0.1%
Ameristar Casinos, Inc.			15,300	$225,216
Pinnacle Entertainment, Inc. (a)			63,100	533,195

				$758,411

Printing & Publishing – 0.0%
American Media, Inc.			45,771	$61,333
World Color Press, Inc. (a)			13,070	117,630

				$178,963

Telephone Services – 0.2%
Windstream Corp.			88,700	$855,068

Total Common Stocks				$7,403,124

Preferred Stocks – 0.6%
Broadcasting – 0.0%
Spanish Broadcasting Systems, Inc., “B”, 10.75%			2,028	$210,892

Financial Institutions – 0.1%
GMAC, Inc., 7% (z)			1,119	$683,324

Major Banks – 0.5%
Bank of America Corp., 8.63%			99,325	$2,309,306

Total Preferred Stocks				$3,203,522

	Strike Price	First Exercise
Warrants – 0.0%
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)	$13.00	8/26/09	7,407	$30,295
World Color Press, Inc. (1 share for 1 warrant) (a)	$16.30	8/26/09	7,407	21,628

Total Warrants				$51,923

Money Market Funds (v) – 4.3%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value			22,128,387	$22,128,387

Total Investments				$510,626,663

Other Assets, Less Liabilities – 1.2%				6,492,570

Net Assets – 100.0%				$517,119,233

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $107,248,543, representing 20.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.

11

MFS High Yield Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045	9/21/04	$898,231	$82,053
American Media Operations, Inc., 9%, 2013	1/30/09 - 5/01/09	156,594	134,943
American Media Operations, Inc., 14%, 2013	1/30/09 - 5/01/09	1,382,948	1,345,356
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,287,944	105,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.583%, 2038	12/20/05	1,227,343	49,094
Associated Materials LLC, 9.875%, 2016	10/29/09	241,955	251,125
Banc of America Commercial Mortgage, Inc., FRN, 6.397%, 2018	6/19/08	2,798,824	970,226
Banco BMG S.A., 9.95%, 2019	10/29/09	1,510,529	1,500,525
Banco de Credito del Peru, 9.75% to 2019, FRN to 2069	10/30/09	156,000	156,000
Banco do Brasil S.A., 8.5%, 2049	10/13/09	315,000	324,135
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 6/01/09	2,689,529	858,633
Falcon Franchise Loan LLC, FRN, 2.724%, 2025	1/29/03	153,110	103,679
Fibria Overseas Finance, 9.25%, 2019	10/26/09	623,970	659,192
GMAC, Inc., 7% (Preferred Stock), 0	12/29/08	861,630	683,324
Holly Corp., 9.875%, 2017	10/21/09	492,264	501,975
Indo Integrated Energy B.V., 9.75%, 2016	10/29/09	277,000	277,000
LBI Media, Inc., 8.5%, 2017	7/18/07	1,400,276	995,775
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 6/15/09	3,034,229	980,510
Lumena Resources Corp., 12%, 2014	10/21/09	2,495,998	2,317,480
MGM Mirage, 11.375%, 2018	9/17/09	565,014	522,000
Majapahit Holding B.V., 7.75%, 2020	10/30/09	1,739,126	1,739,126
Morgan Stanley Capital I, Inc., 1.261%, 2039	7/20/04	126,443	130,752
Navios Maritime Holdings, Inc., 8.875%, 2017	10/22/09	1,334,557	1,365,175
Net Servicos de Comunicacao S.A., 7.5%, 2020	10/28/09	715,791	714,780
Oderbrecht Finance Ltd., 7%, 2020	10/14/09	310,273	298,620
PT Adaro Indonesia, 7.625%, 2019	10/15/09	185,397	184,663
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	178
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04 - 1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Republic of Croatia, 6.75%, 2019	10/29/09	338,652	348,191
Republic of Sri Lanka, 7.4%, 2015	10/15/09	110,000	110,000
Reynolds Group, 7.75%, 2016	10/29/09	592,170	597,000
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	3,919,155	3,573,350
Universal City Development Partners Ltd., 8.875%, 2015	10/27/09	355,882	356,400

Total Restricted Securities			$22,236,766
% of Net Assets			4.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 10/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$9,913,912	$683,324	$61,333	$10,658,569
Non-U.S. Sovereign Debt	—	44,952,537	—	44,952,537
Corporate Bonds	—	327,794,021	—	327,794,021
Residential Mortgage-Backed Securities	—	49,094	—	49,094
Commercial Mortgage-Backed Securities	—	17,878,769	—	17,878,769
Asset-Backed Securities (including CDOs)	—	674,530	—	674,530
Foreign Bonds	—	61,670,135	—	61,670,135
Other Fixed Income Securities	—	352,712	—	352,712
Bank Loans	—	24,467,909	—	24,467,909
Mutual Funds	22,128,387	—	—	22,128,387

Total Investments	$32,042,299	$478,523,031	$61,333	$510,626,663

Other Financial Instruments
Forward Currency Contracts	$—	$(33,736)	$—	$(33,736)

For further information regarding security characteristics, see the Portfolio of Investments.

13

MFS High Yield Opportunities Fund

Supplemental Information (Unaudited) 10/31/09 - continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/09	$217,607
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(36,617)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(119,657)

Balance as of 10/31/09	$61,333

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$568,039,218

Gross unrealized appreciation	$25,019,613
Gross unrealized depreciation	(82,432,168)

Net unrealized appreciation (depreciation)	$(57,412,555)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 10/31/09

Forward Foreign Currency Exchange Contracts at 10/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	UBS AG	397,442	12/16/09	$584,097	$584,839	$742

Liability Derivatives
SELL	EUR	UBS AG	3,755,077	12/16/09	$5,491,143	$5,525,621	$(34,478)

At October 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,539,205	126,120,529	(109,531,347)	22,128,387

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,115	$22,128,387

14

MFS® Municipal High Income Fund

10/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.2%
Airport & Port Revenue – 0.2%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$1,200,000	$880,536
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	300,000	203,844
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	2,480,000	1,615,794

		$2,700,174

General Obligations - General Purpose – 2.0%
Luzerne County, PA, FSA, 6.75%, 2023	$1,230,000	$1,308,080
State of California, 5%, 2034	4,375,000	4,084,150
State of California (Veterans), 5.05%, 2036	3,575,000	3,027,060
Texas Department of Transportation, 7%, 2012	69,063	69,728
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	25,958,879

		$34,447,897

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$1,110,000	$1,190,198
Guam Government, “A”, 7%, 2039	1,270,000	1,376,604
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,690,000	1,395,720

		$3,962,522

General Obligations - Schools – 2.1%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$2,060,000	$599,336
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	2,095,000	568,290
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	4,185,000	1,059,642
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2030	4,785,000	1,356,739
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2031	4,280,000	1,120,504
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2032	3,010,000	731,189
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2033	2,965,000	669,052
Hartnell, CA, Community College District, Capital Appreciation (Election of 2002), “D”, 0%, 2039	10,355,000	1,329,168
Kane Kendall County, IL, Community College District, Capital Appreciation, “E”, FGIC, 0%, 2023	5,945,000	2,963,583
Kane Kendall County, IL, Community College District, Capital Appreciation, “E”, FGIC, 0%, 2025	6,000,000	2,671,560
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,255,000	1,337,767
Leander, TX, Independent School District, PSF, 0%, 2030	6,480,000	1,992,341
Los Angeles, CA, Unified School District, “B”, AMBAC, 4.5%, 2031	7,000,000	6,371,330
Los Angeles, CA, Unified School District, “D”, 5%, 2034	755,000	760,126
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,407,710
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	755,840
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,264,937
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,286,248
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	2,960,000	1,231,804
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	2,995,000	1,110,246
San Mateo County, CA, Community College District, “B”, NATL, 0%, 2032	10,000,000	2,543,100
Santa Clarita Community College District, CA, Election 2006, NATL, 0%, 2030	2,205,000	562,959
West Contra Costa, CA, Unified School District, Election of 2005, “C”, ASSD GTY, 0%, 2029	3,665,000	1,081,248
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	454,204

		$35,228,923

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 28.3%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,599,211
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	6,100,000	6,767,950
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,751,453
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	4,458,615
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	3,360,000	3,727,920
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	2,500,000	2,532,275
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,453,048
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,168,375
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5.875%, 2024	1,375,000	1,390,331
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	11,230,000	10,033,444
Boone County, MO, Hospital Rev. (Boone Hospital Center), 5.375%, 2038	855,000	858,181
Boone County, MO, Hospital Rev. (Boone Hospital Center), 5.625%, 2038	1,060,000	1,082,271
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,713,650
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,397,165
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	2,841,065
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,595,000	1,560,803
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	3,800,235
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,550,000	1,460,627
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	548,154
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	259,221
California Valley Health Systems, COP, 6.875%, 2023 (d)	1,745,000	959,767
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	835,000	833,940
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	3,250,000	2,960,360
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,100,000	900,790
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	755,000	618,156
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), “A”, 6.75%, 2031	2,500,000	2,425,100
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	830,000	822,356
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,486,660
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,474,450
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	1,165,000	1,225,044
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	5,095,451
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	2,600,000	2,457,780

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	$4,440,000	$4,731,708
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,044,932
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	676,920
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	765,525
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	1,320,000	1,035,527
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,690,678
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	2,250,000	2,384,685
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,576,565
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,685,864
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	4,700,000	4,085,287
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	1,645,000	1,649,458
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	2,185,000	2,088,838
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	2,080,000	1,610,627
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	3,798,501
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,353,273
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,821,793
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,377,808
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,602,735
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,728,978
Illinois Finance Authority Rev. (Silver Cross Hospital), “A”, 5.5%, 2030	4,000,000	3,827,880
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	4,455,000	4,423,013
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarion Hospital), “B”, 5%, 2033	2,510,000	2,278,026
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	8,150,000	7,688,466
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	396,194
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,467,164
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	3,036,314
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	2,209,058
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	3,750,000	3,747,338
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,782,980
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2033	2,000,000	1,817,160
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,000,000	1,785,340
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	785,000	757,815
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,905,000	3,767,154
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,223,810
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	1,395,000	1,337,526

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	$1,965,000	$2,088,088
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,119,616
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	435,000	445,492
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	880,143
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,361,990
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,795,000	799,341
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	3,055,000	2,876,252
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,812,973
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,060,165
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	5,575,000	4,808,884
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	7,485,000	7,152,666
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	367,807
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	4,738,554
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	5,069,051
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	3,895,000	3,697,095
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	1,000,000	1,050,640
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	1,006,552
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	3,441,440
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	2,960,000	2,966,630
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	3,978,218
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	2,305,000	2,026,187
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,430,000	4,245,880
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	510,635
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,200,000	1,179,588
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,387,263
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,530,587
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	742,195
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,222,941
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021	1,000,000	1,006,330
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	2,650,624
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	2,593,944

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	$185,000	$182,018
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,492,762
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	2,890,000	2,580,221
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	945,000	932,526
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,500,484
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	175,361
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	1,000,000	1,051,820
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	496,273
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	963,349
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,305,000	525,124
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	22,690,000	2,350,457
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	8,143,920
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	4,027,720
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	500,000	439,280
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,243,602
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,723,452
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,050,260
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	655,000	654,993
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	470,000	434,491
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,420,000	1,312,719
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	900,000	837,315
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	5,730,317
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	920,000	898,858
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,040,836
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,010,340
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	4,120,000	4,049,507
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,712,861
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,098,972
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	465,000	481,247
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,860,000	2,869,266

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	$3,710,000	$3,245,434
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,566,120
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,042,458
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,164,264
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	1,395,000	1,377,339
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	1,855,000	1,584,652
Salida, CO, Hospital District Rev., 5.25%, 2036	6,045,000	4,728,399
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,369,027
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,112,956
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	505,129
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	841,883
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	836,270
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,408,750
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	847,043
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,411,737
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	814,827
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2028	255,000	254,401
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,650,257
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,545,000	2,522,400
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,763,586
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	400,000	389,408
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	885,000	886,186
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,757,637
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,263,699
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,231,648
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,054,971
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	939,614
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligated Group), 5.25%, 2036	3,915,000	3,650,150
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,097,742
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	7,330,000	6,092,476
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	4,000,000	1,564,440
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	4,500,000	4,560,930

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	$1,390,000	$1,400,898
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	4,300,000	4,311,180
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	2,000,000	1,932,720
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	3,239,176
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,322,308
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,743,000
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,927,208
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011	615,000	610,658
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	647,462
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	3,750,000	3,095,325
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,266,260
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,949,685
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,637,606
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	3,894,429
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,695,000	6,126,795
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	5,075,000	5,146,101
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	970,230
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,885,000	3,837,214
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,434,120
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	717,843
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	810,000	785,489
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	4,504,005
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston), “A”, 5.625%, 2032	525,000	519,960
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,320,000	3,020,104
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,328,030
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	4,155,000	4,220,026
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	1,089,044
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	6,570,000	5,667,413
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	3,537,318
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	1,125,000	1,140,637
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	1,800,000	783,828
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	106,462

		$478,195,277

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 8.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$5,155,000	$4,628,365
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,750,693
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,760,000	3,525,780
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,166,906
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	4,140,000	3,440,713
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	500,315
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	605,168
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,481,620
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	596,529
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	330,000	363,779
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	443,080
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	990,000	883,704
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,070,050
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	2,661,622
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,444,260
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	940,000	949,447
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	896,868
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,318,877
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	465,054
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	1,020,000	874,222
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	2,500,000	1,774,725
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5.125%, 2042	2,750,000	1,754,693
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,482,802
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,600,000	1,732,256
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	458,658
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,265,053
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,258,875
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	1,500,000	1,179,360
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,802,306
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,133,371
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	1,510,000	828,990
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,151,584
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	2,200,000	1,440,714
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	3,899,571

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	$1,510,000	$1,196,811
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,283,124
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 0%, 2012	790,000	775,780
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	770,000	536,967
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,705,000	4,261,899
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	1,994,453
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,330,000	2,114,848
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,325,963
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	1,537,491
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	601,530
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,200,000	1,660,010
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	928,033
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,433,325
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,820,000	1,534,187
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	3,699,936
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	938,983
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	226,731
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	6,215,000	5,276,286
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	6,045,000	5,952,935
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,705,000	3,098,380
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	750,000	553,042
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,039,886
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	1,500,000	1,277,145
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,200,000	1,819,752
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,116,972
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	4,000,000	2,991,320
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	375,000	337,680
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	340,000	289,092
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,369,775
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	1,180,000	837,033
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,407,728
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	302,064
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,102,749
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,055,000	1,632,780
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,341,906
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	470,000	370,473
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	402,413
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,386,458

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	$1,690,000	$1,150,991
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	1,783,348
St. John’s County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	1,000,000	777,110
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame), “A”, 6%, 2038	475,000	372,827
Sterling, IL (Hoosier Care), 7.125%, 2034	1,275,000	1,071,408
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,097,040
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	450,000	442,098
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,515,000	3,440,236
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 8.25%, 2044	6,750,000	6,554,587
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,220,285
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	3,025,312
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	878,724
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,900,000	3,595,878
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	497,988
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,038,890

		$146,132,672

Human Services – 1.1%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$3,790,000	$2,803,766
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	1,175,000	817,589
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,600,000	1,440,832
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,143,660
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	2,825,366
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	85,000	83,419
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,751,504
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	635,000	613,334
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,939,149
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,157,906
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	497,000	494,942
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	1,250,000	777,475

		$17,848,942

Industrial Revenue - Airlines – 4.1%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$4,265,000	$2,631,548

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$790,000	$522,087
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	3,230,000	1,922,108
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	9,572,658
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	2,624,514
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	5,045,000	4,577,429
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	1,700,000	1,673,259
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	7,015,000	6,663,338
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	5,666,728
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	21,950,000	21,064,976
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	11,820,000	11,574,971

		$68,493,616

Industrial Revenue - Chemicals – 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$1,200,000	$1,122,456
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	4,723,536
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	5,125,000	5,452,693
Red River Authority, TX, Pollution Control Rev. (Celanese Corp.) “A”, 6.45%, 2030	430,000	434,261
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,273,207
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	120,116

		$17,126,269

Industrial Revenue - Environmental Services – 1.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$5,000,000	$5,000,400
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	2,780,000	2,464,498
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	550,292
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	2,000,000	2,091,900
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,064,530
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	2,029,520
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	3,060,000	2,988,641
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	2,890,000	2,743,593
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	2,500,000	2,507,775
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,488,945
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	4,615,000	4,183,544

		$29,113,638

Industrial Revenue - Metals – 0.2%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Metals – continued
Jacksonville, FL, Economic Development Commission, Industrial Development Authority Rev. (Gerdau Ameristeel U.S., Inc.), 5.3%, 2037	$4,605,000	$3,144,064

		$3,145,499

Industrial Revenue - Other – 2.4%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC), 7.5%, 2018 (d)	$2,955,000	$44,325
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,395,092
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	2,500,000	1,395,100
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	800,000	646,376
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	2,060,000	1,037,292
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,503,180
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,913,182
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,640,000	2,574,185
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,187,674
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,276,701
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,420,885
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,215,000	4,336,223
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,855,000	1,908,350
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	537,531
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	1,625,000	1,652,625
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	1,881,300
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	9,045,000	8,197,936
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	1,605,000	1,667,884
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	3,130,000	3,143,584

		$40,719,425

Industrial Revenue - Paper – 1.8%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,207,356
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	4,010,000	3,554,584
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	2,910,038
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,632,362
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,488,430
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,224,707
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	2,195,000	2,228,518
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,600,597
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	5,950,000	5,057,500
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	4,000,000	3,455,920

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$2,835,000	$2,282,799
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	2,275,335
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	800,000	8,000
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (d)	6,830,000	68,300

		$30,994,446

Miscellaneous Revenue - Entertainment & Tourism – 0.7%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,703,835
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	2,600,000	2,415,842
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	1,157,197	3,472
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	280,000	315,168
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	210,000	233,768
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	830,000	928,936
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,042,930
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,646,929
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	1,555,000	1,273,265

		$12,564,145

Miscellaneous Revenue - Other – 1.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$2,000,000	$2,139,380
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	812,755
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,119,810
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	265,000	205,661
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,172,467
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,340,000	1,098,157
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, LOC, 5.125%, 2025	515,000	431,297
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	795,000	796,065
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	4,945,000	4,946,780
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,525,000	1,194,777
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,540,000	3,389,692
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,436,705
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	1,265,000	1,228,416
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	600,000	475,848
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	350,121
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,655,000	2,034,261
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	910,000	911,219

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	$250,000	$179,628

		$29,923,039

Multi-Family Housing Revenue – 1.0%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$635,000	$605,714
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,155,000	1,092,711
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	865,785
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,358,073
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	3,850,000	2,763,414
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (n)	6,000,000	5,700,300
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,310,060
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,039,920
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,333,384
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	1,000,000	992,710

		$17,062,071

Sales & Excise Tax Revenue – 0.4%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$675,000	$630,524
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	3,150,000	3,535,245
Utah Transit Authority Sales Tax Rev., “A”, NATL, 0%, 2028	6,825,000	2,248,701

		$6,414,470

Single Family Housing - Local – 0.5%
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	$15,000	$15,199
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	40,000	13,046
Corpus Christi, TX, Housing Finance Corp., Single Family Mortgage Rev., 0%, 2011	1,170,000	176,682
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	135,000	142,964
Jefferson County, TX, Housing Finance Corp., NATL, 0%, 2015	400,000	212,300
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	335,000	349,854
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	50,000	53,172
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	120,000	95,280
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	200,000	206,970
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	790,000	796,920
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	345,000	366,590
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	265,000	271,251
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	980,000	1,003,118
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	575,000	583,751
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	725,000	740,109
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	1,395,000	1,469,326
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	485,000	500,379

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	$615,000	$645,129

		$7,642,040

Single Family Housing - State – 0.9%
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	$235,000	$238,819
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	12,000	12,144
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	255,000	268,148
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	395,000	408,248
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	385,000	400,246
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	95,000	99,110
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	40,000	40,640
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	1,095,000	1,110,199
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	775,000	789,012
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	25,000	25,961
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,610,000	1,633,812
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	1,470,000	1,518,760
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	65,000	67,981
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	250,000	252,180
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	220,000	228,023
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	215,000	224,980
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	405,000	408,762
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	2,470,000	2,570,060
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	205,000	207,480
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	180,000	182,817
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	1,520,000	1,577,182
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	380,000	390,598
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	355,000	355,224
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	165,000	176,403
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,255,000	2,256,669

		$15,443,458

Solid Waste Revenue – 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,901,755
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	1,901,160
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	5,425,000	4,933,278

		$10,736,193

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$817,956
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,125,088

		$3,943,044

State & Local Agencies – 1.9%
California State Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$3,380,000	$3,315,374
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.297%, 2018	200,000	215,808
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,485,000	1,602,374

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.106%, 2018	$50,000	$50,000
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 10.605%, 2018 (p)	150,000	173,712
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AMBAC, 5%, 2020	250,000	248,058
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	1,185,000	976,547
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	887,300
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,540,000	6,611,675
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	8,795,000	7,557,192
Harris County, TX, 5.8%, 2014	803,013	801,753
Harris County, TX, 5.625%, 2020	1,933,804	1,822,456
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	4,000,000	4,092,920
Northumberland County, PA (County Careers & Arts Center), 6.65%, 2020	930,000	929,898
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)	1,000,000	1,059,110
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,116,297

		$31,460,474

Student Loan Revenue – 0.6%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,571,183
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029	1,500,000	1,502,490
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	4,965,000	5,263,595

		$9,337,268

Tax - Other – 0.4%
Harris County-Houston, TX, Sports Authority Rev., NATL, 0%, 2032	$6,310,000	$1,123,243
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	4,000,000	4,150,360
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	1,590,000	1,682,856

		$6,956,459

Tax Assessment – 5.4%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,147,270
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,450,000	761,700
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,805,000	1,021,612
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	640,000	473,037
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,142,084
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,248,587
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	2,025,000	1,237,923
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,421,120
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014 (d)	2,950,000	796,500
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	1,875,000	1,733,081
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	685,000	646,161
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	970,000	514,100
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	650,000	488,170
Concorde Estates, FL, Community Development District, “B”, 5%, 2011 (d)	385,000	196,512
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038	2,600,000	1,271,244
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,725,000	1,508,914

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	$945,000	$692,638
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	3,110,000	2,341,706
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,785,000	1,105,504
Fishhawk Community Development District, FL, 5.125%, 2014	675,000	607,500
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	620,000	331,322
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	3,685,000	2,603,968
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	70,000	68,302
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	899,870
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,040,000	1,480,346
Katy, TX, Development Authority Rev., “B”, 6%, 2018	4,600,000	4,131,398
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (a)	640,000	384,429
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	2,862,000	2,326,806
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,810,000	1,408,940
Landmark At Doral Community Development District, FL, Special Assessment, “B”, 5.2%, 2015 (d)	2,000,000	748,160
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,580,000	946,783
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,370,000	810,259
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	4,150,000	2,701,816
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,895,000	1,407,644
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,495,000	1,298,617
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	765,000	627,292
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 4.8%, 2026	1,215,000	881,786
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	500,000	334,190
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	1,300,397
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	1,360,000	435,295
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	1,145,000	937,755
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	200,000	163,800
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	756,330
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	700,000	497,686
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	740,000	661,471
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,445,089
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,157,490
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,945,000	2,736,252
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	565,000	495,720
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	1,220,000	902,483
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	610,316
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (q)	895,000	402,741
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (a)	1,000,000	320,000

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	$1,085,000	$630,808
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	830,000	748,195
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,240,000	709,268
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	3,020,000	2,114,574
Paseo, FL, Community Development District Capital Improvement Rev., “B”, 4.875%, 2010 (a)	2,625,000	1,407,315
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	614,517
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	4,405,000	1,101,250
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	475,000	343,230
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	3,215,000	1,781,560
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	2,143,050
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	585,000	546,121
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,700,000	2,180,304
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,795,000	1,094,627
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	2,000,000	939,100
Stoneybrook South Community Development District, FL, Special Assessment, “B”, 5.45%, 2015	2,000,000	949,560
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	1,342,300
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	906,525
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	2,788,501
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	1,519,860
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,115,000	1,134,190
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,170,000	1,447,846
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	940,000	640,206
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	790,000	450,363
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	625,000	433,975
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,580,000	873,219
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	1,970,000	1,460,913
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	1,090,000	616,144

		$91,487,637

Tobacco – 6.8%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$495,000	$554,385
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	7,250,000	7,854,868
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	5,515,000	4,919,932
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	21,750,000	18,861,818
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	2,500,000	2,094,300
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	780,000	606,403
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	10,435,000	7,699,882
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	11,765,000	9,485,884
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0%, 2037	11,535,000	7,637,324

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	$1,525,000	$1,060,561
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,720,000	3,598,207
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,880,000	2,841,206
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	840,148
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,627,420
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	11,775,000	1,022,070
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,710,751
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	4,915,000	4,687,780
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	6,322,548
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	12,815,000	9,810,011
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,155,000	2,334,576
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	53,514
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	7,835,000	5,263,240
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2036	7,265,000	682,619
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2041	5,640,000	334,508
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	3,725,000	4,005,492
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	5,035,000	3,478,631
Washington Tobacco Settlement Authority, 6.5%, 2026	915,000	919,474

		$114,307,552

Toll Roads – 1.9%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$12,305,000	$3,771,975
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	6,095,000	6,725,711
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, FSA, 0%, 2033	11,590,000	8,516,564
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2011 (c)(f)	13,400,000	13,238,396

		$32,252,646

Transportation - Special Tax – 0.4%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$6,000,000	$7,196,460

Universities - Colleges – 9.3%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	$1,305,000	$1,270,157
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	1,928,995
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	3,530,000	3,174,388
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	892,457
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,265,573
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,660,000	1,272,290
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	1,896,102
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,935,000	2,036,104
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	1,953,147
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,133,318
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,206,994
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	510,000	529,191

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	$250,000	$256,800
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,545,250
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,354,310
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,073,992
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	525,022
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,110,615
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	9,150,000	10,769,459
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	1,300,000	1,339,390
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,706,906
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,592,066
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018	1,000,000	945,930
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,239,587
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,436,747
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	972,309
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	700,000	599,662
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	404,884
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2016 (u)	25,000,000	27,939,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,395,174
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	4,315,000	3,654,546
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,412,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,412,000
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	21,429,000
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,554,980
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	4,835,458
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,580,000	2,508,998
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,287,134
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	456,540
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	1,907,287
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	976,497
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,169,729
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,591,697
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,472,304
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	2,676,480

		$156,110,469

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,345,000	$1,937,861

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	$2,125,000	$2,084,136
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,717,740
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,335,000	1,332,010

		$7,071,747

Universities - Secondary Schools – 1.2%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,630,000	$1,795,787
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	3,966,627
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	815,000	558,136
La Vernia, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, 6.25%, 2039	1,670,000	1,651,997
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,218,697
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,284,125
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018	985,000	629,395
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	460,000	219,875
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	397,323
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	529,403
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,252,579
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,387,676
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,065,000	841,478
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	2,246,243

		$19,979,341

Utilities - Cogeneration – 0.3%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$525,000	$525,068
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,495,000	1,331,447
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020	1,600,000	1,407,216
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	950,000	899,365
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	2,300,000	1,522,370

		$5,685,466

Utilities - Investor Owned – 5.1%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 8.25%, 2030	$1,000,000	$620,960
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	7,265,000	6,571,628
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	310,000	235,597
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	1,470,355
Brazos River, TX, Authority Rev. (Centerpoint Energy), “C”, AMBAC, 5.125%, 2019	4,035,000	4,052,149
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	2,110,933
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 4.875%, 2033	2,000,000	1,703,280
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	3,240,000	3,243,046
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	4,500,000	4,505,580

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	$1,390,000	$1,391,724
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	5,985,000	6,451,531
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	2,030,236
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	746,684
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,332,637
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	3,450,000	3,277,880
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,879,716
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	1,050,000	1,145,351
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	2,100,000	2,242,170
Ohio Air Quality Development Authority Rev. (Columbus Southern Power Co.), “B”, 5.8%, 2038	1,725,000	1,820,116
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,493,227
Ohio Air Quality Development Authority Rev. (Ohio Valley Electric Corp.), “E”, 5.625%, 2019	2,610,000	2,610,835
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,759,276
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,882,009
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	7,804,136
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,980,000	2,979,851
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	545,000	546,962
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	2,635,000	2,529,547
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	1,255,000	650,128
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	2,250,000	2,035,260
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	6,300,000	6,632,136
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	1,805,000	1,809,332
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	2,605,000	2,161,551

		$86,725,823

Utilities - Municipal Owned – 0.3%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$1,665,000	$1,733,481
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	3,000,000	2,870,490

		$4,603,971

Utilities - Other – 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,287,408
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	5,456,049
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	1,760,000	1,831,298
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,111,153
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,000,000	4,158,720
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	4,515,000	4,791,183
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	3,977,240
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	5,881,939
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	4,910,000	4,199,130
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	2,000,000	1,977,200
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	5,555,000	5,398,127
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,225,000	2,120,581

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	$3,215,000	$3,042,869
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,665,000	1,555,010

		$47,787,907

Water & Sewer Utility Revenue – 3.5%
Alabama Drinking Water Finance Authority, “A”, AMBAC, 4%, 2028	$5,000,000	$4,508,300
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	2,895,000	3,122,865
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,553,766
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,249,555
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	7,280,808
Los Angeles, CA, Department of Water & Power Waterworks Rev., “A-2”, AMBAC, 4.75%, 2039	2,720,000	2,721,578
Massachusetts Water Pollution Abatement, 5.25%, 2028	4,000,000	4,742,520
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	5,185,000	5,784,023
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	5,000,000	5,105,150
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	5,520,000	5,625,598
New York, NY, Municipal Water & Sewer Finance Authority Rev., “DD”, 5%, 2039	4,000,000	4,051,560
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	2,750,000	2,755,087
Seattle, WA, Water System Rev., Refunding & Improvement, 5.25%, 2033	5,000,000	5,287,250
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	1,995,000	2,024,845

		$58,812,905

Total Municipal Bonds		$1,691,613,885

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	24,977,034	$24,977,034

Total Investments		$1,716,590,919

Other Assets, Less Liabilities – (1.7)%		(28,436,533)

Net Assets – 100.0%		$1,688,154,386

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,611,832, representing 1.2% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,310,060
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	2,000,000	1,039,920

Total Restricted Securities			$2,349,980
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

MFS Municipal High Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 10/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of October 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,691,613,885	$—	$1,691,613,885
Mutual Funds	24,977,034	—	—	24,977,034

Total Investments	$24,977,034	$1,691,613,885	$—	$1,716,590,919

Other Financial Instruments
Futures	$214,172	$—	$—	$214,172

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,776,863,754

Gross unrealized appreciation	$71,473,355
Gross unrealized depreciation	(176,784,190)

Net unrealized appreciation (depreciation)	$(105,310,835)

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Municipal High Income Fund

Supplemental Information (Unaudited) 10/31/09 - continued

(3) Derivative Contracts at 10/31/09

Futures Contracts Outstanding at 10/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	402	$48,302,813	Dec-09	$214,172

At October 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
	13,555,130	232,954,158	(221,532,254)	24,977,034

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
	$—	$—	$47,367	$24,977,034

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: December 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 17, 2009

*	Print name and title of each signing officer under his or her signature.